COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Vendor financing arrangement		$ 60.5	$ 182.2
Finance term	2 years
Minimum
Other Commitments [Line Items]
Finance term		2 years	2 years
Maximum
Other Commitments [Line Items]
Finance term		6 years	5 years